SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 06, 2026 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Mar. 01, 2026 $ / shares	Jan. 26, 2026 $ / shares	Apr. 30, 2024 $ / shares
Disclosure Significant Accounting Policies [Line Items]
Net loss		$ 8,978	$ 57,775
Retained earnings (accumulated deficit)		301,998	293,020
Cash, cash equivalents and marketable securities		54,700
Impairments		$ 0	$ 0
Subsidiaries, ownership percentage		80.00%
Issued and Outstanding common stock, par value | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001
Gain on sale of joint venture		$ 23,000
Future contingent milestone and royalty assets		$ 3,000
Subsequent Event [Member]
Disclosure Significant Accounting Policies [Line Items]
Issued and Outstanding common stock, par value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Ratio of record date	1.08